Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Funds II
Entity Central Index Key	0001398078
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000050684 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock 80/20 Target Allocation Fund
Class Name	Institutional Shares
Trading Symbol	BIAPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock 80/20 Target Allocation Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$10(a)	0.09%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 10	[1]
Expense Ratio, Percent	0.09%	[1]
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended September 30, 2024, the Fund's Institutional Shares returned 27.65%
  For the same period, the MSCI All Country World Index returned 31.76% and the secondary performance benchmark, a blend of MSCI ACWI Index (56%)/MSCI USA Index (24%)/Bloomberg U.S. Universal Index (20%), returned 28.57%.
What contributed to performance?
Allocations to U.S. large-cap stocks, the U.S. quality factor, large-cap sustainable stocks, the U.S. large-cap growth factor, and international developed-market equities made the largest contributions.
What detracted from performance?
An allocation to U.S. mid-cap stocks detracted during the time it was held in the Fund.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 1, 2014 through September 30, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	27.65%	11.20%	8.86%
MSCI All Country World Index	31.76	12.19	9.39
MSCI ACWI Index (56%)/MSCI USA Index (24%)/Bloomberg U.S. Universal Index (20%)	28.57	10.83	8.88

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Aug. 28, 2024
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,631,685,620
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,631,685,620
Number of Portfolio Holdings	20
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	97%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2024)
Portfolio composition
Investment Type	Percent of Total Investments
Equity Funds	78.9%
Fixed-Income Funds	18.0%
Short-Term Securities	3.1%
Ten largest holdings
Security	Percent of Total Investments(a)
iShares Core S&P 500 ETF	23.5%
iShares S&P 500 Growth ETF	12.6%
iShares MSCI U.S.A. Quality Factor ETF	11.1%
BlackRock U.S. Equity Factor Rotation ETF	9.6%
iShares Core Total USD Bond Market ETF	9.3%
iShares MSCI EAFE Value ETF	8.3%
iShares MSCI EAFE Growth ETF	7.4%
iShares S&P 500 Value ETF	7.4%
BlackRock Total Return Fund, Class K	6.1%
iShares MSCI Emerging Markets ex China ETF	4.7%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
iShares Core S&P 500 ETF	23.5%
iShares S&P 500 Growth ETF	12.6%
iShares MSCI U.S.A. Quality Factor ETF	11.1%
BlackRock U.S. Equity Factor Rotation ETF	9.6%
iShares Core Total USD Bond Market ETF	9.3%
iShares MSCI EAFE Value ETF	8.3%
iShares MSCI EAFE Growth ETF	7.4%
iShares S&P 500 Value ETF	7.4%
BlackRock Total Return Fund, Class K	6.1%
iShares MSCI Emerging Markets ex China ETF	4.7%
(a)	Excludes short-term securities.

Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after September 30, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective August 28, 2024, BlackRock Advisors, LLC, the Fund’s investment adviser, contractually agreed to reimburse the Fund for certain expenses associated with the Fund’s investment in the BlackRock Total Return Fund, a series of BlackRock Bond Fund, Inc. through June 30, 2026. The reimbursement amount is calculated as the product of (i) the daily market value of the Fund’s assets invested in BlackRock Total Return Fund and (ii) the difference between (a) the total expenses after fees waived and/or reimbursed of Class K Shares in BlackRock Total Return Fund’s most recent annual or semiannual report and (b) 0.06%, divided by the number of days in the calendar year.

Material Fund Change Expenses [Text Block]
Effective August 28, 2024, BlackRock Advisors, LLC, the Fund’s investment adviser, contractually agreed to reimburse the Fund for certain expenses associated with the Fund’s investment in the BlackRock Total Return Fund, a series of BlackRock Bond Fund, Inc. through June 30, 2026. The reimbursement amount is calculated as the product of (i) the daily market value of the Fund’s assets invested in BlackRock Total Return Fund and (ii) the difference between (a) the total expenses after fees waived and/or reimbursed of Class K Shares in BlackRock Total Return Fund’s most recent annual or semiannual report and (b) 0.06%, divided by the number of days in the calendar year.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000050685 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock 80/20 Target Allocation Fund
Class Name	Investor A Shares
Trading Symbol	BAAPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock 80/20 Target Allocation Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$49(a)	0.43%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 49	[2]
Expense Ratio, Percent	0.43%	[2]
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended September 30, 2024, the Fund's Investor A Shares returned 27.34%
  For the same period, the MSCI All Country World Index returned 31.76% and the secondary performance benchmark, a blend of MSCI ACWI Index (56%)/MSCI USA Index (24%)/Bloomberg U.S. Universal Index (20%), returned 28.57%.
What contributed to performance?
Allocations to U.S. large-cap stocks, the U.S. quality factor, large-cap sustainable stocks, the U.S. large-cap growth factor, and international developed-market equities made the largest contributions.
What detracted from performance?
An allocation to U.S. mid-cap stocks detracted during the time it was held in the Fund.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 1, 2014 through September 30, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	27.34%	10.84%	8.49%
Investor A Shares (with sales charge)	20.66	9.65	7.91
MSCI All Country World Index	31.76	12.19	9.39
MSCI ACWI Index (56%)/MSCI USA Index (24%)/Bloomberg U.S. Universal Index (20%)	28.57	10.83	8.88

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Aug. 28, 2024
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,631,685,620
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,631,685,620
Number of Portfolio Holdings	20
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	97%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2024)
Portfolio composition
Investment Type	Percent of Total Investments
Equity Funds	78.9%
Fixed-Income Funds	18.0%
Short-Term Securities	3.1%
Ten largest holdings
Security	Percent of Total Investments(a)
iShares Core S&P 500 ETF	23.5%
iShares S&P 500 Growth ETF	12.6%
iShares MSCI U.S.A. Quality Factor ETF	11.1%
BlackRock U.S. Equity Factor Rotation ETF	9.6%
iShares Core Total USD Bond Market ETF	9.3%
iShares MSCI EAFE Value ETF	8.3%
iShares MSCI EAFE Growth ETF	7.4%
iShares S&P 500 Value ETF	7.4%
BlackRock Total Return Fund, Class K	6.1%
iShares MSCI Emerging Markets ex China ETF	4.7%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
iShares Core S&P 500 ETF	23.5%
iShares S&P 500 Growth ETF	12.6%
iShares MSCI U.S.A. Quality Factor ETF	11.1%
BlackRock U.S. Equity Factor Rotation ETF	9.6%
iShares Core Total USD Bond Market ETF	9.3%
iShares MSCI EAFE Value ETF	8.3%
iShares MSCI EAFE Growth ETF	7.4%
iShares S&P 500 Value ETF	7.4%
BlackRock Total Return Fund, Class K	6.1%
iShares MSCI Emerging Markets ex China ETF	4.7%
(a)	Excludes short-term securities.

Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after September 30, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective August 28, 2024, BlackRock Advisors, LLC, the Fund’s investment adviser, contractually agreed to reimburse the Fund for certain expenses associated with the Fund’s investment in the BlackRock Total Return Fund, a series of BlackRock Bond Fund, Inc. through June 30, 2026. The reimbursement amount is calculated as the product of (i) the daily market value of the Fund’s assets invested in BlackRock Total Return Fund and (ii) the difference between (a) the total expenses after fees waived and/or reimbursed of Class K Shares in BlackRock Total Return Fund’s most recent annual or semiannual report and (b) 0.06%, divided by the number of days in the calendar year.

Material Fund Change Expenses [Text Block]
Effective August 28, 2024, BlackRock Advisors, LLC, the Fund’s investment adviser, contractually agreed to reimburse the Fund for certain expenses associated with the Fund’s investment in the BlackRock Total Return Fund, a series of BlackRock Bond Fund, Inc. through June 30, 2026. The reimbursement amount is calculated as the product of (i) the daily market value of the Fund’s assets invested in BlackRock Total Return Fund and (ii) the difference between (a) the total expenses after fees waived and/or reimbursed of Class K Shares in BlackRock Total Return Fund’s most recent annual or semiannual report and (b) 0.06%, divided by the number of days in the calendar year.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000050686 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock 80/20 Target Allocation Fund
Class Name	Investor C Shares
Trading Symbol	BCAPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock 80/20 Target Allocation Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$134(a)	1.18%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 134	[3]
Expense Ratio, Percent	1.18%	[3]
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended September 30, 2024, the Fund's Investor C Shares returned 26.36%
  For the same period, the MSCI All Country World Index returned 31.76% and the secondary performance benchmark, a blend of MSCI ACWI Index (56%)/MSCI USA Index (24%)/Bloomberg U.S. Universal Index (20%), returned 28.57%.
What contributed to performance?
Allocations to U.S. large-cap stocks, the U.S. quality factor, large-cap sustainable stocks, the U.S. large-cap growth factor, and international developed-market equities made the largest contributions.
What detracted from performance?
An allocation to U.S. mid-cap stocks detracted during the time it was held in the Fund.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 1, 2014 through September 30, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	26.36%	10.01%	7.85%
Investor C Shares (with sales charge)	25.36	10.01	7.85
MSCI All Country World Index	31.76	12.19	9.39
MSCI ACWI Index (56%)/MSCI USA Index (24%)/Bloomberg U.S. Universal Index (20%)	28.57	10.83	8.88

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Aug. 28, 2024
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,631,685,620
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,631,685,620
Number of Portfolio Holdings	20
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	97%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2024)
Portfolio composition
Investment Type	Percent of Total Investments
Equity Funds	78.9%
Fixed-Income Funds	18.0%
Short-Term Securities	3.1%
Ten largest holdings
Security	Percent of Total Investments(a)
iShares Core S&P 500 ETF	23.5%
iShares S&P 500 Growth ETF	12.6%
iShares MSCI U.S.A. Quality Factor ETF	11.1%
BlackRock U.S. Equity Factor Rotation ETF	9.6%
iShares Core Total USD Bond Market ETF	9.3%
iShares MSCI EAFE Value ETF	8.3%
iShares MSCI EAFE Growth ETF	7.4%
iShares S&P 500 Value ETF	7.4%
BlackRock Total Return Fund, Class K	6.1%
iShares MSCI Emerging Markets ex China ETF	4.7%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
iShares Core S&P 500 ETF	23.5%
iShares S&P 500 Growth ETF	12.6%
iShares MSCI U.S.A. Quality Factor ETF	11.1%
BlackRock U.S. Equity Factor Rotation ETF	9.6%
iShares Core Total USD Bond Market ETF	9.3%
iShares MSCI EAFE Value ETF	8.3%
iShares MSCI EAFE Growth ETF	7.4%
iShares S&P 500 Value ETF	7.4%
BlackRock Total Return Fund, Class K	6.1%
iShares MSCI Emerging Markets ex China ETF	4.7%
(a)	Excludes short-term securities.

Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after September 30, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective August 28, 2024, BlackRock Advisors, LLC, the Fund’s investment adviser, contractually agreed to reimburse the Fund for certain expenses associated with the Fund’s investment in the BlackRock Total Return Fund, a series of BlackRock Bond Fund, Inc. through June 30, 2026. The reimbursement amount is calculated as the product of (i) the daily market value of the Fund’s assets invested in BlackRock Total Return Fund and (ii) the difference between (a) the total expenses after fees waived and/or reimbursed of Class K Shares in BlackRock Total Return Fund’s most recent annual or semiannual report and (b) 0.06%, divided by the number of days in the calendar year.

Material Fund Change Expenses [Text Block]
Effective August 28, 2024, BlackRock Advisors, LLC, the Fund’s investment adviser, contractually agreed to reimburse the Fund for certain expenses associated with the Fund’s investment in the BlackRock Total Return Fund, a series of BlackRock Bond Fund, Inc. through June 30, 2026. The reimbursement amount is calculated as the product of (i) the daily market value of the Fund’s assets invested in BlackRock Total Return Fund and (ii) the difference between (a) the total expenses after fees waived and/or reimbursed of Class K Shares in BlackRock Total Return Fund’s most recent annual or semiannual report and (b) 0.06%, divided by the number of days in the calendar year.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000166010 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock 80/20 Target Allocation Fund
Class Name	Class K Shares
Trading Symbol	BKAPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock 80/20 Target Allocation Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$8(a)	0.07%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 8	[4]
Expense Ratio, Percent	0.07%	[4]
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended September 30, 2024, the Fund's Class K Shares returned 27.74%
  For the same period, the MSCI All Country World Index returned 31.76% and the secondary performance benchmark, a blend of MSCI ACWI Index (56%)/MSCI USA Index (24%)/Bloomberg U.S. Universal Index (20%), returned 28.57%.
What contributed to performance?
Allocations to U.S. large-cap stocks, the U.S. quality factor, large-cap sustainable stocks, the U.S. large-cap growth factor, and international developed-market equities made the largest contributions.
What detracted from performance?
An allocation to U.S. mid-cap stocks detracted during the time it was held in the Fund.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 1, 2014 through September 30, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	27.74%	11.23%	8.88%
MSCI All Country World Index	31.76	12.19	9.39
MSCI ACWI Index (56%)/MSCI USA Index (24%)/Bloomberg U.S. Universal Index (20%)	28.57	10.83	8.88

Performance Inception Date	Mar. 28, 2016
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Aug. 28, 2024
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,631,685,620
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,631,685,620
Number of Portfolio Holdings	20
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	97%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2024)
Portfolio composition
Investment Type	Percent of Total Investments
Equity Funds	78.9%
Fixed-Income Funds	18.0%
Short-Term Securities	3.1%
Ten largest holdings
Security	Percent of Total Investments(a)
iShares Core S&P 500 ETF	23.5%
iShares S&P 500 Growth ETF	12.6%
iShares MSCI U.S.A. Quality Factor ETF	11.1%
BlackRock U.S. Equity Factor Rotation ETF	9.6%
iShares Core Total USD Bond Market ETF	9.3%
iShares MSCI EAFE Value ETF	8.3%
iShares MSCI EAFE Growth ETF	7.4%
iShares S&P 500 Value ETF	7.4%
BlackRock Total Return Fund, Class K	6.1%
iShares MSCI Emerging Markets ex China ETF	4.7%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
iShares Core S&P 500 ETF	23.5%
iShares S&P 500 Growth ETF	12.6%
iShares MSCI U.S.A. Quality Factor ETF	11.1%
BlackRock U.S. Equity Factor Rotation ETF	9.6%
iShares Core Total USD Bond Market ETF	9.3%
iShares MSCI EAFE Value ETF	8.3%
iShares MSCI EAFE Growth ETF	7.4%
iShares S&P 500 Value ETF	7.4%
BlackRock Total Return Fund, Class K	6.1%
iShares MSCI Emerging Markets ex China ETF	4.7%
(a)	Excludes short-term securities.

Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after September 30, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective August 28, 2024, BlackRock Advisors, LLC, the Fund’s investment adviser, contractually agreed to reimburse the Fund for certain expenses associated with the Fund’s investment in the BlackRock Total Return Fund, a series of BlackRock Bond Fund, Inc. through June 30, 2026. The reimbursement amount is calculated as the product of (i) the daily market value of the Fund’s assets invested in BlackRock Total Return Fund and (ii) the difference between (a) the total expenses after fees waived and/or reimbursed of Class K Shares in BlackRock Total Return Fund’s most recent annual or semiannual report and (b) 0.06%, divided by the number of days in the calendar year.

Material Fund Change Expenses [Text Block]
Effective August 28, 2024, BlackRock Advisors, LLC, the Fund’s investment adviser, contractually agreed to reimburse the Fund for certain expenses associated with the Fund’s investment in the BlackRock Total Return Fund, a series of BlackRock Bond Fund, Inc. through June 30, 2026. The reimbursement amount is calculated as the product of (i) the daily market value of the Fund’s assets invested in BlackRock Total Return Fund and (ii) the difference between (a) the total expenses after fees waived and/or reimbursed of Class K Shares in BlackRock Total Return Fund’s most recent annual or semiannual report and (b) 0.06%, divided by the number of days in the calendar year.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000050687 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock 80/20 Target Allocation Fund
Class Name	Class R Shares
Trading Symbol	BRAPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock 80/20 Target Allocation Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$67(a)	0.59%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 67	[5]
Expense Ratio, Percent	0.59%	[5]
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended September 30, 2024, the Fund's Class R Shares returned 27.09%
  For the same period, the MSCI All Country World Index returned 31.76% and the secondary performance benchmark, a blend of MSCI ACWI Index (56%)/MSCI USA Index (24%)/Bloomberg U.S. Universal Index (20%), returned 28.57%.
What contributed to performance?
Allocations to U.S. large-cap stocks, the U.S. quality factor, large-cap sustainable stocks, the U.S. large-cap growth factor, and international developed-market equities made the largest contributions.
What detracted from performance?
An allocation to U.S. mid-cap stocks detracted during the time it was held in the Fund.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 1, 2014 through September 30, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	27.09%	10.66%	8.32%
MSCI All Country World Index	31.76	12.19	9.39
MSCI ACWI Index (56%)/MSCI USA Index (24%)/Bloomberg U.S. Universal Index (20%)	28.57	10.83	8.88

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Aug. 28, 2024
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,631,685,620
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,631,685,620
Number of Portfolio Holdings	20
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	97%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2024)
Portfolio composition
Investment Type	Percent of Total Investments
Equity Funds	78.9%
Fixed-Income Funds	18.0%
Short-Term Securities	3.1%
Ten largest holdings
Security	Percent of Total Investments(a)
iShares Core S&P 500 ETF	23.5%
iShares S&P 500 Growth ETF	12.6%
iShares MSCI U.S.A. Quality Factor ETF	11.1%
BlackRock U.S. Equity Factor Rotation ETF	9.6%
iShares Core Total USD Bond Market ETF	9.3%
iShares MSCI EAFE Value ETF	8.3%
iShares MSCI EAFE Growth ETF	7.4%
iShares S&P 500 Value ETF	7.4%
BlackRock Total Return Fund, Class K	6.1%
iShares MSCI Emerging Markets ex China ETF	4.7%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
iShares Core S&P 500 ETF	23.5%
iShares S&P 500 Growth ETF	12.6%
iShares MSCI U.S.A. Quality Factor ETF	11.1%
BlackRock U.S. Equity Factor Rotation ETF	9.6%
iShares Core Total USD Bond Market ETF	9.3%
iShares MSCI EAFE Value ETF	8.3%
iShares MSCI EAFE Growth ETF	7.4%
iShares S&P 500 Value ETF	7.4%
BlackRock Total Return Fund, Class K	6.1%
iShares MSCI Emerging Markets ex China ETF	4.7%
(a)	Excludes short-term securities.

Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after September 30, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective August 28, 2024, BlackRock Advisors, LLC, the Fund’s investment adviser, contractually agreed to reimburse the Fund for certain expenses associated with the Fund’s investment in the BlackRock Total Return Fund, a series of BlackRock Bond Fund, Inc. through June 30, 2026. The reimbursement amount is calculated as the product of (i) the daily market value of the Fund’s assets invested in BlackRock Total Return Fund and (ii) the difference between (a) the total expenses after fees waived and/or reimbursed of Class K Shares in BlackRock Total Return Fund’s most recent annual or semiannual report and (b) 0.06%, divided by the number of days in the calendar year.

Material Fund Change Expenses [Text Block]
Effective August 28, 2024, BlackRock Advisors, LLC, the Fund’s investment adviser, contractually agreed to reimburse the Fund for certain expenses associated with the Fund’s investment in the BlackRock Total Return Fund, a series of BlackRock Bond Fund, Inc. through June 30, 2026. The reimbursement amount is calculated as the product of (i) the daily market value of the Fund’s assets invested in BlackRock Total Return Fund and (ii) the difference between (a) the total expenses after fees waived and/or reimbursed of Class K Shares in BlackRock Total Return Fund’s most recent annual or semiannual report and (b) 0.06%, divided by the number of days in the calendar year.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000050742 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock 40/60 Target Allocation Fund
Class Name	Institutional Shares
Trading Symbol	BIMPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock 40/60 Target Allocation Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$11(a)	0.10%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 11	[6]
Expense Ratio, Percent	0.10%	[6]
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended September 30, 2024, the Fund's Institutional Shares returned 19.88%
  For the same period, the Bloomberg U.S. Universal Index returned 12.08% and the secondary performance benchmark, a blend of MSCI ACWI Index (28%)/MSCI USA Index (12%)/Bloomberg U.S. Universal Index (60%), returned 20.14%.
What contributed to performance?
Allocations to U.S. large-cap stocks, the U.S. quality factor, large-cap sustainable stocks, core U.S. fixed income, and a total return bond strategy made the largest contributions.
What detracted from performance?
Allocations to U.S. mid-cap stocks, a systematic high yield bond strategy, and the U.S. minimum volatility factor detracted in the time they were held in the Fund.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 1, 2014 through September 30, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	19.88%	6.33%	5.87%
Bloomberg U.S. Universal Index	12.08	0.70	2.15
MSCI ACWI Index (28%)/MSCI USA Index (12%)/Bloomberg U.S. Universal Index (60%)	20.14	5.91	5.64
MSCI All Country World Index	31.76	12.19	9.39

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Aug. 28, 2024
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 657,031,880
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	103.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$657,031,880
Number of Portfolio Holdings	21
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	103%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2024)
Portfolio composition
Investment Type	Percent of Total Investments
Fixed-Income Funds	55.6%
Equity Funds	39.9%
Short-Term Securities	4.5%
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	18.2%
iShares Core Total USD Bond Market ETF	15.6%
iShares Core S&P 500 ETF	13.6%
BlackRock Strategic Income Opportunities Portfolio, Class K	10.4%
BlackRock U.S. Mortgage Portfolio, Institutional Class	7.8%
BlackRock Flexible Income ETF	7.6%
iShares S&P 500 Growth ETF	7.0%
iShares MSCI U.S.A. Quality Factor ETF	6.8%
iShares 20+ Year Treasury Bond ETF	6.5%
BlackRock U.S. Equity Factor Rotation ETF	6.5%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	18.2%
iShares Core Total USD Bond Market ETF	15.6%
iShares Core S&P 500 ETF	13.6%
BlackRock Strategic Income Opportunities Portfolio, Class K	10.4%
BlackRock U.S. Mortgage Portfolio, Institutional Class	7.8%
BlackRock Flexible Income ETF	7.6%
iShares S&P 500 Growth ETF	7.0%
iShares MSCI U.S.A. Quality Factor ETF	6.8%
iShares 20+ Year Treasury Bond ETF	6.5%
BlackRock U.S. Equity Factor Rotation ETF	6.5%
(a)	Excludes short-term securities.

Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after September 30, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective August 28, 2024, BlackRock Advisors, LLC, the Fund’s investment adviser, contractually agreed to reimburse the Fund for certain expenses associated with the Fund’s investment in the BlackRock Total Return Fund, a series of BlackRock Bond Fund, Inc. through June 30, 2026. The reimbursement amount is calculated as the product of (i) the daily market value of the Fund’s assets invested in BlackRock Total Return Fund and (ii) the difference between (a) the total expenses after fees waived and/or reimbursed of Class K Shares in BlackRock Total Return Fund’s most recent annual or semiannual report and (b) 0.06%, divided by the number of days in the calendar year.

Material Fund Change Expenses [Text Block]
Effective August 28, 2024, BlackRock Advisors, LLC, the Fund’s investment adviser, contractually agreed to reimburse the Fund for certain expenses associated with the Fund’s investment in the BlackRock Total Return Fund, a series of BlackRock Bond Fund, Inc. through June 30, 2026. The reimbursement amount is calculated as the product of (i) the daily market value of the Fund’s assets invested in BlackRock Total Return Fund and (ii) the difference between (a) the total expenses after fees waived and/or reimbursed of Class K Shares in BlackRock Total Return Fund’s most recent annual or semiannual report and (b) 0.06%, divided by the number of days in the calendar year.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000050743 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock 40/60 Target Allocation Fund
Class Name	Investor A Shares
Trading Symbol	BAMPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock 40/60 Target Allocation Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$48(a)	0.44%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 48	[7]
Expense Ratio, Percent	0.44%	[7]
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended September 30, 2024, the Fund's Investor A Shares returned 19.47%
  For the same period, the Bloomberg U.S. Universal Index returned 12.08% and the secondary performance benchmark, a blend of MSCI ACWI Index (28%)/MSCI USA Index (12%)/Bloomberg U.S. Universal Index (60%), returned 20.14%.
What contributed to performance?
Allocations to U.S. large-cap stocks, the U.S. quality factor, large-cap sustainable stocks, core U.S. fixed income, and a total return bond strategy made the largest contributions.
What detracted from performance?
Allocations to U.S. mid-cap stocks, a systematic high yield bond strategy, and the U.S. minimum volatility factor detracted in the time they were held in the Fund.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 1, 2014 through September 30, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	19.47%	5.98%	5.51%
Investor A Shares (with sales charge)	13.20	4.84	4.95
Bloomberg U.S. Universal Index	12.08	0.70	2.15
MSCI ACWI Index (28%)/MSCI USA Index (12%)/Bloomberg U.S. Universal Index (60%)	20.14	5.91	5.64
MSCI All Country World Index	31.76	12.19	9.39

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Aug. 28, 2024
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 657,031,880
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	103.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$657,031,880
Number of Portfolio Holdings	21
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	103%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2024)
Portfolio composition
Investment Type	Percent of Total Investments
Fixed-Income Funds	55.6%
Equity Funds	39.9%
Short-Term Securities	4.5%
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	18.2%
iShares Core Total USD Bond Market ETF	15.6%
iShares Core S&P 500 ETF	13.6%
BlackRock Strategic Income Opportunities Portfolio, Class K	10.4%
BlackRock U.S. Mortgage Portfolio, Institutional Class	7.8%
BlackRock Flexible Income ETF	7.6%
iShares S&P 500 Growth ETF	7.0%
iShares MSCI U.S.A. Quality Factor ETF	6.8%
iShares 20+ Year Treasury Bond ETF	6.5%
BlackRock U.S. Equity Factor Rotation ETF	6.5%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	18.2%
iShares Core Total USD Bond Market ETF	15.6%
iShares Core S&P 500 ETF	13.6%
BlackRock Strategic Income Opportunities Portfolio, Class K	10.4%
BlackRock U.S. Mortgage Portfolio, Institutional Class	7.8%
BlackRock Flexible Income ETF	7.6%
iShares S&P 500 Growth ETF	7.0%
iShares MSCI U.S.A. Quality Factor ETF	6.8%
iShares 20+ Year Treasury Bond ETF	6.5%
BlackRock U.S. Equity Factor Rotation ETF	6.5%
(a)	Excludes short-term securities.

Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after September 30, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective August 28, 2024, BlackRock Advisors, LLC, the Fund’s investment adviser, contractually agreed to reimburse the Fund for certain expenses associated with the Fund’s investment in the BlackRock Total Return Fund, a series of BlackRock Bond Fund, Inc. through June 30, 2026. The reimbursement amount is calculated as the product of (i) the daily market value of the Fund’s assets invested in BlackRock Total Return Fund and (ii) the difference between (a) the total expenses after fees waived and/or reimbursed of Class K Shares in BlackRock Total Return Fund’s most recent annual or semiannual report and (b) 0.06%, divided by the number of days in the calendar year.

Material Fund Change Expenses [Text Block]
Effective August 28, 2024, BlackRock Advisors, LLC, the Fund’s investment adviser, contractually agreed to reimburse the Fund for certain expenses associated with the Fund’s investment in the BlackRock Total Return Fund, a series of BlackRock Bond Fund, Inc. through June 30, 2026. The reimbursement amount is calculated as the product of (i) the daily market value of the Fund’s assets invested in BlackRock Total Return Fund and (ii) the difference between (a) the total expenses after fees waived and/or reimbursed of Class K Shares in BlackRock Total Return Fund’s most recent annual or semiannual report and (b) 0.06%, divided by the number of days in the calendar year.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000050744 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock 40/60 Target Allocation Fund
Class Name	Investor C Shares
Trading Symbol	BCMPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock 40/60 Target Allocation Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$130(a)	1.19%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 130	[8]
Expense Ratio, Percent	1.19%	[8]
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended September 30, 2024, the Fund's Investor C Shares returned 18.58%
  For the same period, the Bloomberg U.S. Universal Index returned 12.08% and the secondary performance benchmark, a blend of MSCI ACWI Index (28%)/MSCI USA Index (12%)/Bloomberg U.S. Universal Index (60%), returned 20.14%.
What contributed to performance?
Allocations to U.S. large-cap stocks, the U.S. quality factor, large-cap sustainable stocks, core U.S. fixed income, and a total return bond strategy made the largest contributions.
What detracted from performance?
Allocations to U.S. mid-cap stocks, a systematic high yield bond strategy, and the U.S. minimum volatility factor detracted in the time they were held in the Fund.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 1, 2014 through September 30, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	18.58%	5.18%	4.89%
Investor C Shares (with sales charge)	17.58	5.18	4.89
Bloomberg U.S. Universal Index	12.08	0.70	2.15
MSCI ACWI Index (28%)/MSCI USA Index (12%)/Bloomberg U.S. Universal Index (60%)	20.14	5.91	5.64
MSCI All Country World Index	31.76	12.19	9.39

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Aug. 28, 2024
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 657,031,880
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	103.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$657,031,880
Number of Portfolio Holdings	21
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	103%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2024)
Portfolio composition
Investment Type	Percent of Total Investments
Fixed-Income Funds	55.6%
Equity Funds	39.9%
Short-Term Securities	4.5%
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	18.2%
iShares Core Total USD Bond Market ETF	15.6%
iShares Core S&P 500 ETF	13.6%
BlackRock Strategic Income Opportunities Portfolio, Class K	10.4%
BlackRock U.S. Mortgage Portfolio, Institutional Class	7.8%
BlackRock Flexible Income ETF	7.6%
iShares S&P 500 Growth ETF	7.0%
iShares MSCI U.S.A. Quality Factor ETF	6.8%
iShares 20+ Year Treasury Bond ETF	6.5%
BlackRock U.S. Equity Factor Rotation ETF	6.5%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	18.2%
iShares Core Total USD Bond Market ETF	15.6%
iShares Core S&P 500 ETF	13.6%
BlackRock Strategic Income Opportunities Portfolio, Class K	10.4%
BlackRock U.S. Mortgage Portfolio, Institutional Class	7.8%
BlackRock Flexible Income ETF	7.6%
iShares S&P 500 Growth ETF	7.0%
iShares MSCI U.S.A. Quality Factor ETF	6.8%
iShares 20+ Year Treasury Bond ETF	6.5%
BlackRock U.S. Equity Factor Rotation ETF	6.5%
(a)	Excludes short-term securities.

Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after September 30, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective August 28, 2024, BlackRock Advisors, LLC, the Fund’s investment adviser, contractually agreed to reimburse the Fund for certain expenses associated with the Fund’s investment in the BlackRock Total Return Fund, a series of BlackRock Bond Fund, Inc. through June 30, 2026. The reimbursement amount is calculated as the product of (i) the daily market value of the Fund’s assets invested in BlackRock Total Return Fund and (ii) the difference between (a) the total expenses after fees waived and/or reimbursed of Class K Shares in BlackRock Total Return Fund’s most recent annual or semiannual report and (b) 0.06%, divided by the number of days in the calendar year.

Material Fund Change Expenses [Text Block]
Effective August 28, 2024, BlackRock Advisors, LLC, the Fund’s investment adviser, contractually agreed to reimburse the Fund for certain expenses associated with the Fund’s investment in the BlackRock Total Return Fund, a series of BlackRock Bond Fund, Inc. through June 30, 2026. The reimbursement amount is calculated as the product of (i) the daily market value of the Fund’s assets invested in BlackRock Total Return Fund and (ii) the difference between (a) the total expenses after fees waived and/or reimbursed of Class K Shares in BlackRock Total Return Fund’s most recent annual or semiannual report and (b) 0.06%, divided by the number of days in the calendar year.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000166011 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock 40/60 Target Allocation Fund
Class Name	Class K Shares
Trading Symbol	BKMPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock 40/60 Target Allocation Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$9(a)	0.08%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 9	[9]
Expense Ratio, Percent	0.08%	[9]
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended September 30, 2024, the Fund's Class K Shares returned 19.88%
  For the same period, the Bloomberg U.S. Universal Index returned 12.08% and the secondary performance benchmark, a blend of MSCI ACWI Index (28%)/MSCI USA Index (12%)/Bloomberg U.S. Universal Index (60%), returned 20.14%.
What contributed to performance?
Allocations to U.S. large-cap stocks, the U.S. quality factor, large-cap sustainable stocks, core U.S. fixed income, and a total return bond strategy made the largest contributions.
What detracted from performance?
Allocations to U.S. mid-cap stocks, a systematic high yield bond strategy, and the U.S. minimum volatility factor detracted in the time they were held in the Fund.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 1, 2014 through September 30, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	19.88%	6.34%	5.89%
Bloomberg U.S. Universal Index	12.08	0.70	2.15
MSCI ACWI Index (28%)/MSCI USA Index (12%)/Bloomberg U.S. Universal Index (60%)	20.14	5.91	5.64
MSCI All Country World Index	31.76	12.19	9.39

Performance Inception Date	Mar. 28, 2016
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Aug. 28, 2024
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 657,031,880
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	103.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$657,031,880
Number of Portfolio Holdings	21
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	103%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2024)
Portfolio composition
Investment Type	Percent of Total Investments
Fixed-Income Funds	55.6%
Equity Funds	39.9%
Short-Term Securities	4.5%
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	18.2%
iShares Core Total USD Bond Market ETF	15.6%
iShares Core S&P 500 ETF	13.6%
BlackRock Strategic Income Opportunities Portfolio, Class K	10.4%
BlackRock U.S. Mortgage Portfolio, Institutional Class	7.8%
BlackRock Flexible Income ETF	7.6%
iShares S&P 500 Growth ETF	7.0%
iShares MSCI U.S.A. Quality Factor ETF	6.8%
iShares 20+ Year Treasury Bond ETF	6.5%
BlackRock U.S. Equity Factor Rotation ETF	6.5%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	18.2%
iShares Core Total USD Bond Market ETF	15.6%
iShares Core S&P 500 ETF	13.6%
BlackRock Strategic Income Opportunities Portfolio, Class K	10.4%
BlackRock U.S. Mortgage Portfolio, Institutional Class	7.8%
BlackRock Flexible Income ETF	7.6%
iShares S&P 500 Growth ETF	7.0%
iShares MSCI U.S.A. Quality Factor ETF	6.8%
iShares 20+ Year Treasury Bond ETF	6.5%
BlackRock U.S. Equity Factor Rotation ETF	6.5%
(a)	Excludes short-term securities.

Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after September 30, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective August 28, 2024, BlackRock Advisors, LLC, the Fund’s investment adviser, contractually agreed to reimburse the Fund for certain expenses associated with the Fund’s investment in the BlackRock Total Return Fund, a series of BlackRock Bond Fund, Inc. through June 30, 2026. The reimbursement amount is calculated as the product of (i) the daily market value of the Fund’s assets invested in BlackRock Total Return Fund and (ii) the difference between (a) the total expenses after fees waived and/or reimbursed of Class K Shares in BlackRock Total Return Fund’s most recent annual or semiannual report and (b) 0.06%, divided by the number of days in the calendar year.

Material Fund Change Expenses [Text Block]
Effective August 28, 2024, BlackRock Advisors, LLC, the Fund’s investment adviser, contractually agreed to reimburse the Fund for certain expenses associated with the Fund’s investment in the BlackRock Total Return Fund, a series of BlackRock Bond Fund, Inc. through June 30, 2026. The reimbursement amount is calculated as the product of (i) the daily market value of the Fund’s assets invested in BlackRock Total Return Fund and (ii) the difference between (a) the total expenses after fees waived and/or reimbursed of Class K Shares in BlackRock Total Return Fund’s most recent annual or semiannual report and (b) 0.06%, divided by the number of days in the calendar year.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000050745 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock 40/60 Target Allocation Fund
Class Name	Class R Shares
Trading Symbol	BRMPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock 40/60 Target Allocation Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$66(a)	0.60%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 66	[10]
Expense Ratio, Percent	0.60%	[10]
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended September 30, 2024, the Fund's Class R Shares returned 19.26%
  For the same period, the Bloomberg U.S. Universal Index returned 12.08% and the secondary performance benchmark, a blend of MSCI ACWI Index (28%)/MSCI USA Index (12%)/Bloomberg U.S. Universal Index (60%), returned 20.14%.
What contributed to performance?
Allocations to U.S. large-cap stocks, the U.S. quality factor, large-cap sustainable stocks, core U.S. fixed income, and a total return bond strategy made the largest contributions.
What detracted from performance?
Allocations to U.S. mid-cap stocks, a systematic high yield bond strategy, and the U.S. minimum volatility factor detracted in the time they were held in the Fund.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 1, 2014 through September 30, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	19.26%	5.80%	5.34%
Bloomberg U.S. Universal Index	12.08	0.70	2.15
MSCI ACWI Index (28%)/MSCI USA Index (12%)/Bloomberg U.S. Universal Index (60%)	20.14	5.91	5.64
MSCI All Country World Index	31.76	12.19	9.39

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Aug. 28, 2024
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 657,031,880
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	103.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$657,031,880
Number of Portfolio Holdings	21
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	103%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2024)
Portfolio composition
Investment Type	Percent of Total Investments
Fixed-Income Funds	55.6%
Equity Funds	39.9%
Short-Term Securities	4.5%
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	18.2%
iShares Core Total USD Bond Market ETF	15.6%
iShares Core S&P 500 ETF	13.6%
BlackRock Strategic Income Opportunities Portfolio, Class K	10.4%
BlackRock U.S. Mortgage Portfolio, Institutional Class	7.8%
BlackRock Flexible Income ETF	7.6%
iShares S&P 500 Growth ETF	7.0%
iShares MSCI U.S.A. Quality Factor ETF	6.8%
iShares 20+ Year Treasury Bond ETF	6.5%
BlackRock U.S. Equity Factor Rotation ETF	6.5%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	18.2%
iShares Core Total USD Bond Market ETF	15.6%
iShares Core S&P 500 ETF	13.6%
BlackRock Strategic Income Opportunities Portfolio, Class K	10.4%
BlackRock U.S. Mortgage Portfolio, Institutional Class	7.8%
BlackRock Flexible Income ETF	7.6%
iShares S&P 500 Growth ETF	7.0%
iShares MSCI U.S.A. Quality Factor ETF	6.8%
iShares 20+ Year Treasury Bond ETF	6.5%
BlackRock U.S. Equity Factor Rotation ETF	6.5%
(a)	Excludes short-term securities.

Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after September 30, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective August 28, 2024, BlackRock Advisors, LLC, the Fund’s investment adviser, contractually agreed to reimburse the Fund for certain expenses associated with the Fund’s investment in the BlackRock Total Return Fund, a series of BlackRock Bond Fund, Inc. through June 30, 2026. The reimbursement amount is calculated as the product of (i) the daily market value of the Fund’s assets invested in BlackRock Total Return Fund and (ii) the difference between (a) the total expenses after fees waived and/or reimbursed of Class K Shares in BlackRock Total Return Fund’s most recent annual or semiannual report and (b) 0.06%, divided by the number of days in the calendar year.

Material Fund Change Expenses [Text Block]
Effective August 28, 2024, BlackRock Advisors, LLC, the Fund’s investment adviser, contractually agreed to reimburse the Fund for certain expenses associated with the Fund’s investment in the BlackRock Total Return Fund, a series of BlackRock Bond Fund, Inc. through June 30, 2026. The reimbursement amount is calculated as the product of (i) the daily market value of the Fund’s assets invested in BlackRock Total Return Fund and (ii) the difference between (a) the total expenses after fees waived and/or reimbursed of Class K Shares in BlackRock Total Return Fund’s most recent annual or semiannual report and (b) 0.06%, divided by the number of days in the calendar year.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000050785 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock 20/80 Target Allocation Fund
Class Name	Institutional Shares
Trading Symbol	BICPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock 20/80 Target Allocation Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$11(a)	0.10%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 11	[11]
Expense Ratio, Percent	0.10%	[11]
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended September 30, 2024, the Fund's Institutional Shares returned 16.37%
  For the same period, the Bloomberg U.S. Universal Index returned 12.08% and the secondary performance benchmark, a blend of MSCI ACWI Index (14%)/MSCI USA Index (6%)/Bloomberg U.S. Universal Index (80%), returned 16.06%.
What contributed to performance?
Allocations to U.S. large-cap stocks, core U.S. fixed income, a bond total return strategy, and long-duration U.S. Treasuries made the largest contributions. (Duration is a measure of interest rate sensitivity.)
What detracted from performance?
At a time of positive returns for the financial markets more broadly, none of the Fund’s allocations detracted.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 1, 2014 through September 30, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	16.37%	3.46%	3.97%
Bloomberg U.S. Universal Index	12.08	0.70	2.15
MSCI ACWI Index (14%)/MSCI USA Index (6%)/Bloomberg U.S. Universal Index (80%)	16.06	3.34	3.93

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Aug. 28, 2024
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 440,774,854
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$440,774,854
Number of Portfolio Holdings	18
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	94%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2024)
Portfolio composition
Investment Type	Percent of Total Investments
Fixed-Income Funds	75.1%
Equity Funds	20.5%
Short-Term Securities	4.4%
Ten largest holdings
Security	Percent of Total Investments(a)
iShares Core Total USD Bond Market ETF	19.6%
BlackRock Total Return Fund, Class K	19.6%
BlackRock Strategic Income Opportunities Portfolio, Class K	13.8%
BlackRock U.S. Mortgage Portfolio, Institutional Class	9.2%
BlackRock Flexible Income ETF	9.1%
iShares 20+ Year Treasury Bond ETF	8.1%
iShares Core S&P 500 ETF	6.0%
iShares Edge Investment Grade Enhanced Bond ETF	5.8%
BlackRock Cash Funds: Institutional, SL Agency Shares	5.1%
iShares S&P 500 Growth ETF	3.7%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
iShares Core Total USD Bond Market ETF	19.6%
BlackRock Total Return Fund, Class K	19.6%
BlackRock Strategic Income Opportunities Portfolio, Class K	13.8%
BlackRock U.S. Mortgage Portfolio, Institutional Class	9.2%
BlackRock Flexible Income ETF	9.1%
iShares 20+ Year Treasury Bond ETF	8.1%
iShares Core S&P 500 ETF	6.0%
iShares Edge Investment Grade Enhanced Bond ETF	5.8%
BlackRock Cash Funds: Institutional, SL Agency Shares	5.1%
iShares S&P 500 Growth ETF	3.7%
(a)	Excludes short-term securities.

Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after September 30, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective August 28, 2024, BlackRock Advisors, LLC, the Fund’s investment adviser, contractually agreed to reimburse the Fund for certain expenses associated with the Fund’s investment in the BlackRock Total Return Fund, a series of BlackRock Bond Fund, Inc. through June 30, 2026. The reimbursement amount is calculated as the product of (i) the daily market value of the Fund’s assets invested in BlackRock Total Return Fund and (ii) the difference between (a) the total expenses after fees waived and/or reimbursed of Class K Shares in BlackRock Total Return Fund’s most recent annual or semiannual report and (b) 0.06%, divided by the number of days in the calendar year.

Material Fund Change Expenses [Text Block]
Effective August 28, 2024, BlackRock Advisors, LLC, the Fund’s investment adviser, contractually agreed to reimburse the Fund for certain expenses associated with the Fund’s investment in the BlackRock Total Return Fund, a series of BlackRock Bond Fund, Inc. through June 30, 2026. The reimbursement amount is calculated as the product of (i) the daily market value of the Fund’s assets invested in BlackRock Total Return Fund and (ii) the difference between (a) the total expenses after fees waived and/or reimbursed of Class K Shares in BlackRock Total Return Fund’s most recent annual or semiannual report and (b) 0.06%, divided by the number of days in the calendar year.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000050786 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock 20/80 Target Allocation Fund
Class Name	Investor A Shares
Trading Symbol	BACPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock 20/80 Target Allocation Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$48(a)	0.44%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 48	[12]
Expense Ratio, Percent	0.44%	[12]
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended September 30, 2024, the Fund's Investor A Shares returned 16.06%
  For the same period, the Bloomberg U.S. Universal Index returned 12.08% and the secondary performance benchmark, a blend of MSCI ACWI Index (14%)/MSCI USA Index (6%)/Bloomberg U.S. Universal Index (80%), returned 16.06%.
What contributed to performance?
Allocations to U.S. large-cap stocks, core U.S. fixed income, a bond total return strategy, and long-duration U.S. Treasuries made the largest contributions. (Duration is a measure of interest rate sensitivity.)
What detracted from performance?
At a time of positive returns for the financial markets more broadly, none of the Fund’s allocations detracted.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 1, 2014 through September 30, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	16.06%	3.13%	3.62%
Investor A Shares (with sales charge)	9.97	2.03	3.07
Bloomberg U.S. Universal Index	12.08	0.70	2.15
MSCI ACWI Index (14%)/MSCI USA Index (6%)/Bloomberg U.S. Universal Index (80%)	16.06	3.34	3.93

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Aug. 28, 2024
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 440,774,854
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$440,774,854
Number of Portfolio Holdings	18
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	94%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2024)
Portfolio composition
Investment Type	Percent of Total Investments
Fixed-Income Funds	75.1%
Equity Funds	20.5%
Short-Term Securities	4.4%
Ten largest holdings
Security	Percent of Total Investments(a)
iShares Core Total USD Bond Market ETF	19.6%
BlackRock Total Return Fund, Class K	19.6%
BlackRock Strategic Income Opportunities Portfolio, Class K	13.8%
BlackRock U.S. Mortgage Portfolio, Institutional Class	9.2%
BlackRock Flexible Income ETF	9.1%
iShares 20+ Year Treasury Bond ETF	8.1%
iShares Core S&P 500 ETF	6.0%
iShares Edge Investment Grade Enhanced Bond ETF	5.8%
BlackRock Cash Funds: Institutional, SL Agency Shares	5.1%
iShares S&P 500 Growth ETF	3.7%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
iShares Core Total USD Bond Market ETF	19.6%
BlackRock Total Return Fund, Class K	19.6%
BlackRock Strategic Income Opportunities Portfolio, Class K	13.8%
BlackRock U.S. Mortgage Portfolio, Institutional Class	9.2%
BlackRock Flexible Income ETF	9.1%
iShares 20+ Year Treasury Bond ETF	8.1%
iShares Core S&P 500 ETF	6.0%
iShares Edge Investment Grade Enhanced Bond ETF	5.8%
BlackRock Cash Funds: Institutional, SL Agency Shares	5.1%
iShares S&P 500 Growth ETF	3.7%
(a)	Excludes short-term securities.

Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after September 30, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective August 28, 2024, BlackRock Advisors, LLC, the Fund’s investment adviser, contractually agreed to reimburse the Fund for certain expenses associated with the Fund’s investment in the BlackRock Total Return Fund, a series of BlackRock Bond Fund, Inc. through June 30, 2026. The reimbursement amount is calculated as the product of (i) the daily market value of the Fund’s assets invested in BlackRock Total Return Fund and (ii) the difference between (a) the total expenses after fees waived and/or reimbursed of Class K Shares in BlackRock Total Return Fund’s most recent annual or semiannual report and (b) 0.06%, divided by the number of days in the calendar year.

Material Fund Change Expenses [Text Block]
Effective August 28, 2024, BlackRock Advisors, LLC, the Fund’s investment adviser, contractually agreed to reimburse the Fund for certain expenses associated with the Fund’s investment in the BlackRock Total Return Fund, a series of BlackRock Bond Fund, Inc. through June 30, 2026. The reimbursement amount is calculated as the product of (i) the daily market value of the Fund’s assets invested in BlackRock Total Return Fund and (ii) the difference between (a) the total expenses after fees waived and/or reimbursed of Class K Shares in BlackRock Total Return Fund’s most recent annual or semiannual report and (b) 0.06%, divided by the number of days in the calendar year.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000050787 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock 20/80 Target Allocation Fund
Class Name	Investor C Shares
Trading Symbol	BCCPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock 20/80 Target Allocation Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$128(a)	1.19%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 128	[13]
Expense Ratio, Percent	1.19%	[13]
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended September 30, 2024, the Fund's Investor C Shares returned 15.08%
  For the same period, the Bloomberg U.S. Universal Index returned 12.08% and the secondary performance benchmark, a blend of MSCI ACWI Index (14%)/MSCI USA Index (6%)/Bloomberg U.S. Universal Index (80%), returned 16.06%.
What contributed to performance?
Allocations to U.S. large-cap stocks, core U.S. fixed income, a bond total return strategy, and long-duration U.S. Treasuries made the largest contributions. (Duration is a measure of interest rate sensitivity.)
What detracted from performance?
At a time of positive returns for the financial markets more broadly, none of the Fund’s allocations detracted.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 1, 2014 through September 30, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	15.08%	2.34%	3.02%
Investor C Shares (with sales charge)	14.08	2.34	3.02
Bloomberg U.S. Universal Index	12.08	0.70	2.15
MSCI ACWI Index (14%)/MSCI USA Index (6%)/Bloomberg U.S. Universal Index (80%)	16.06	3.34	3.93

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Aug. 28, 2024
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 440,774,854
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$440,774,854
Number of Portfolio Holdings	18
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	94%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2024)
Portfolio composition
Investment Type	Percent of Total Investments
Fixed-Income Funds	75.1%
Equity Funds	20.5%
Short-Term Securities	4.4%
Ten largest holdings
Security	Percent of Total Investments(a)
iShares Core Total USD Bond Market ETF	19.6%
BlackRock Total Return Fund, Class K	19.6%
BlackRock Strategic Income Opportunities Portfolio, Class K	13.8%
BlackRock U.S. Mortgage Portfolio, Institutional Class	9.2%
BlackRock Flexible Income ETF	9.1%
iShares 20+ Year Treasury Bond ETF	8.1%
iShares Core S&P 500 ETF	6.0%
iShares Edge Investment Grade Enhanced Bond ETF	5.8%
BlackRock Cash Funds: Institutional, SL Agency Shares	5.1%
iShares S&P 500 Growth ETF	3.7%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
iShares Core Total USD Bond Market ETF	19.6%
BlackRock Total Return Fund, Class K	19.6%
BlackRock Strategic Income Opportunities Portfolio, Class K	13.8%
BlackRock U.S. Mortgage Portfolio, Institutional Class	9.2%
BlackRock Flexible Income ETF	9.1%
iShares 20+ Year Treasury Bond ETF	8.1%
iShares Core S&P 500 ETF	6.0%
iShares Edge Investment Grade Enhanced Bond ETF	5.8%
BlackRock Cash Funds: Institutional, SL Agency Shares	5.1%
iShares S&P 500 Growth ETF	3.7%
(a)	Excludes short-term securities.

Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after September 30, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective August 28, 2024, BlackRock Advisors, LLC, the Fund’s investment adviser, contractually agreed to reimburse the Fund for certain expenses associated with the Fund’s investment in the BlackRock Total Return Fund, a series of BlackRock Bond Fund, Inc. through June 30, 2026. The reimbursement amount is calculated as the product of (i) the daily market value of the Fund’s assets invested in BlackRock Total Return Fund and (ii) the difference between (a) the total expenses after fees waived and/or reimbursed of Class K Shares in BlackRock Total Return Fund’s most recent annual or semiannual report and (b) 0.06%, divided by the number of days in the calendar year.

Material Fund Change Expenses [Text Block]
Effective August 28, 2024, BlackRock Advisors, LLC, the Fund’s investment adviser, contractually agreed to reimburse the Fund for certain expenses associated with the Fund’s investment in the BlackRock Total Return Fund, a series of BlackRock Bond Fund, Inc. through June 30, 2026. The reimbursement amount is calculated as the product of (i) the daily market value of the Fund’s assets invested in BlackRock Total Return Fund and (ii) the difference between (a) the total expenses after fees waived and/or reimbursed of Class K Shares in BlackRock Total Return Fund’s most recent annual or semiannual report and (b) 0.06%, divided by the number of days in the calendar year.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000166012 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock 20/80 Target Allocation Fund
Class Name	Class K Shares
Trading Symbol	BKCPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock 20/80 Target Allocation Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$9(a)	0.08%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 9	[14]
Expense Ratio, Percent	0.08%	[14]
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended September 30, 2024, the Fund's Class K Shares returned 16.39%
  For the same period, the Bloomberg U.S. Universal Index returned 12.08% and the secondary performance benchmark, a blend of MSCI ACWI Index (14%)/MSCI USA Index (6%)/Bloomberg U.S. Universal Index (80%), returned 16.06%.
What contributed to performance?
Allocations to U.S. large-cap stocks, core U.S. fixed income, a bond total return strategy, and long-duration U.S. Treasuries made the largest contributions. (Duration is a measure of interest rate sensitivity.)
What detracted from performance?
At a time of positive returns for the financial markets more broadly, none of the Fund’s allocations detracted.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 1, 2014 through September 30, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	16.39%	3.48%	3.99%
Bloomberg U.S. Universal Index	12.08	0.70	2.15
MSCI ACWI Index (14%)/MSCI USA Index (6%)/Bloomberg U.S. Universal Index (80%)	16.06	3.34	3.93

Performance Inception Date	Mar. 28, 2016
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Aug. 28, 2024
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 440,774,854
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$440,774,854
Number of Portfolio Holdings	18
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	94%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2024)
Portfolio composition
Investment Type	Percent of Total Investments
Fixed-Income Funds	75.1%
Equity Funds	20.5%
Short-Term Securities	4.4%
Ten largest holdings
Security	Percent of Total Investments(a)
iShares Core Total USD Bond Market ETF	19.6%
BlackRock Total Return Fund, Class K	19.6%
BlackRock Strategic Income Opportunities Portfolio, Class K	13.8%
BlackRock U.S. Mortgage Portfolio, Institutional Class	9.2%
BlackRock Flexible Income ETF	9.1%
iShares 20+ Year Treasury Bond ETF	8.1%
iShares Core S&P 500 ETF	6.0%
iShares Edge Investment Grade Enhanced Bond ETF	5.8%
BlackRock Cash Funds: Institutional, SL Agency Shares	5.1%
iShares S&P 500 Growth ETF	3.7%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
iShares Core Total USD Bond Market ETF	19.6%
BlackRock Total Return Fund, Class K	19.6%
BlackRock Strategic Income Opportunities Portfolio, Class K	13.8%
BlackRock U.S. Mortgage Portfolio, Institutional Class	9.2%
BlackRock Flexible Income ETF	9.1%
iShares 20+ Year Treasury Bond ETF	8.1%
iShares Core S&P 500 ETF	6.0%
iShares Edge Investment Grade Enhanced Bond ETF	5.8%
BlackRock Cash Funds: Institutional, SL Agency Shares	5.1%
iShares S&P 500 Growth ETF	3.7%
(a)	Excludes short-term securities.

Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after September 30, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective August 28, 2024, BlackRock Advisors, LLC, the Fund’s investment adviser, contractually agreed to reimburse the Fund for certain expenses associated with the Fund’s investment in the BlackRock Total Return Fund, a series of BlackRock Bond Fund, Inc. through June 30, 2026. The reimbursement amount is calculated as the product of (i) the daily market value of the Fund’s assets invested in BlackRock Total Return Fund and (ii) the difference between (a) the total expenses after fees waived and/or reimbursed of Class K Shares in BlackRock Total Return Fund’s most recent annual or semiannual report and (b) 0.06%, divided by the number of days in the calendar year.

Material Fund Change Expenses [Text Block]
Effective August 28, 2024, BlackRock Advisors, LLC, the Fund’s investment adviser, contractually agreed to reimburse the Fund for certain expenses associated with the Fund’s investment in the BlackRock Total Return Fund, a series of BlackRock Bond Fund, Inc. through June 30, 2026. The reimbursement amount is calculated as the product of (i) the daily market value of the Fund’s assets invested in BlackRock Total Return Fund and (ii) the difference between (a) the total expenses after fees waived and/or reimbursed of Class K Shares in BlackRock Total Return Fund’s most recent annual or semiannual report and (b) 0.06%, divided by the number of days in the calendar year.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000050788 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock 20/80 Target Allocation Fund
Class Name	Class R Shares
Trading Symbol	BRCPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock 20/80 Target Allocation Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$78(a)	0.72%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 78	[15]
Expense Ratio, Percent	0.72%	[15]
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended September 30, 2024, the Fund's Class R Shares returned 15.69%
  For the same period, the Bloomberg U.S. Universal Index returned 12.08% and the secondary performance benchmark, a blend of MSCI ACWI Index (14%)/MSCI USA Index (6%)/Bloomberg U.S. Universal Index (80%), returned 16.06%.
What contributed to performance?
Allocations to U.S. large-cap stocks, core U.S. fixed income, a bond total return strategy, and long-duration U.S. Treasuries made the largest contributions. (Duration is a measure of interest rate sensitivity.)
What detracted from performance?
At a time of positive returns for the financial markets more broadly, none of the Fund’s allocations detracted.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 1, 2014 through September 30, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	15.69%	2.82%	3.32%
Bloomberg U.S. Universal Index	12.08	0.70	2.15
MSCI ACWI Index (14%)/MSCI USA Index (6%)/Bloomberg U.S. Universal Index (80%)	16.06	3.34	3.93

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Aug. 28, 2024
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 440,774,854
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$440,774,854
Number of Portfolio Holdings	18
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	94%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2024)
Portfolio composition
Investment Type	Percent of Total Investments
Fixed-Income Funds	75.1%
Equity Funds	20.5%
Short-Term Securities	4.4%
Ten largest holdings
Security	Percent of Total Investments(a)
iShares Core Total USD Bond Market ETF	19.6%
BlackRock Total Return Fund, Class K	19.6%
BlackRock Strategic Income Opportunities Portfolio, Class K	13.8%
BlackRock U.S. Mortgage Portfolio, Institutional Class	9.2%
BlackRock Flexible Income ETF	9.1%
iShares 20+ Year Treasury Bond ETF	8.1%
iShares Core S&P 500 ETF	6.0%
iShares Edge Investment Grade Enhanced Bond ETF	5.8%
BlackRock Cash Funds: Institutional, SL Agency Shares	5.1%
iShares S&P 500 Growth ETF	3.7%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
iShares Core Total USD Bond Market ETF	19.6%
BlackRock Total Return Fund, Class K	19.6%
BlackRock Strategic Income Opportunities Portfolio, Class K	13.8%
BlackRock U.S. Mortgage Portfolio, Institutional Class	9.2%
BlackRock Flexible Income ETF	9.1%
iShares 20+ Year Treasury Bond ETF	8.1%
iShares Core S&P 500 ETF	6.0%
iShares Edge Investment Grade Enhanced Bond ETF	5.8%
BlackRock Cash Funds: Institutional, SL Agency Shares	5.1%
iShares S&P 500 Growth ETF	3.7%
(a)	Excludes short-term securities.

Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after September 30, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective August 28, 2024, BlackRock Advisors, LLC, the Fund’s investment adviser, contractually agreed to reimburse the Fund for certain expenses associated with the Fund’s investment in the BlackRock Total Return Fund, a series of BlackRock Bond Fund, Inc. through June 30, 2026. The reimbursement amount is calculated as the product of (i) the daily market value of the Fund’s assets invested in BlackRock Total Return Fund and (ii) the difference between (a) the total expenses after fees waived and/or reimbursed of Class K Shares in BlackRock Total Return Fund’s most recent annual or semiannual report and (b) 0.06%, divided by the number of days in the calendar year.

Material Fund Change Expenses [Text Block]
Effective August 28, 2024, BlackRock Advisors, LLC, the Fund’s investment adviser, contractually agreed to reimburse the Fund for certain expenses associated with the Fund’s investment in the BlackRock Total Return Fund, a series of BlackRock Bond Fund, Inc. through June 30, 2026. The reimbursement amount is calculated as the product of (i) the daily market value of the Fund’s assets invested in BlackRock Total Return Fund and (ii) the difference between (a) the total expenses after fees waived and/or reimbursed of Class K Shares in BlackRock Total Return Fund’s most recent annual or semiannual report and (b) 0.06%, divided by the number of days in the calendar year.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000050829 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock 60/40 Target Allocation Fund
Class Name	Institutional Shares
Trading Symbol	BIGPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock 60/40 Target Allocation Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$11(a)	0.10%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 11	[16]
Expense Ratio, Percent	0.10%	[16]
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended September 30, 2024, the Fund's Institutional Shares returned 23.81%
  For the same period, the MSCI All Country World Index returned 31.76% and the secondary performance benchmark, a blend of MSCI ACWI Index (42%)/MSCI USA Index (18%)/Bloomberg U.S. Universal Index (40%), returned 24.31%.
What contributed to performance?
Allocations to U.S. large-cap stocks, the U.S. quality factor, large-cap sustainable stocks, the U.S. large-cap growth factor, and international developed-market equities made the largest contributions.
What detracted from performance?
Allocations to U.S. mid-cap stocks, inflation-linked U.S. Treasuries, a systematic high yield bond strategy, and the U.S. minimum volatility factor detracted in the time they were held in the Fund.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 1, 2014 through September 30, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	23.81%	8.73%	7.37%
MSCI All Country World Index	31.76	12.19	9.39
MSCI ACWI Index (42%)/MSCI USA Index (18%)/Bloomberg U.S. Universal Index (40%)	24.31	8.42	7.29

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Aug. 28, 2024
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,678,880,271
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	104.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,678,880,271
Number of Portfolio Holdings	21
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	104%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2024)
Portfolio composition
Investment Type	Percent of Total Investments
Equity Funds	59.6%
Fixed-Income Funds	37.1%
Short-Term Securities	3.3%
Ten largest holdings
Security	Percent of Total Investments(a)
iShares Core S&P 500 ETF	20.1%
BlackRock Total Return Fund, Class K	14.4%
iShares Core Total USD Bond Market ETF	10.4%
iShares S&P 500 Growth ETF	9.6%
iShares MSCI U.S.A. Quality Factor ETF	9.4%
BlackRock U.S. Equity Factor Rotation ETF	9.1%
iShares MSCI EAFE Value ETF	7.7%
BlackRock Strategic Income Opportunities Portfolio, Class K	7.6%
BlackRock U.S. Mortgage Portfolio, Institutional Class	6.4%
iShares S&P 500 Value ETF	5.3%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
iShares Core S&P 500 ETF	20.1%
BlackRock Total Return Fund, Class K	14.4%
iShares Core Total USD Bond Market ETF	10.4%
iShares S&P 500 Growth ETF	9.6%
iShares MSCI U.S.A. Quality Factor ETF	9.4%
BlackRock U.S. Equity Factor Rotation ETF	9.1%
iShares MSCI EAFE Value ETF	7.7%
BlackRock Strategic Income Opportunities Portfolio, Class K	7.6%
BlackRock U.S. Mortgage Portfolio, Institutional Class	6.4%
iShares S&P 500 Value ETF	5.3%
(a)	Excludes short-term securities.

Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after September 30, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective August 28, 2024, BlackRock Advisors, LLC, the Fund’s investment adviser, contractually agreed to reimburse the Fund for certain expenses associated with the Fund’s investment in the BlackRock Total Return Fund, a series of BlackRock Bond Fund, Inc. through June 30, 2026. The reimbursement amount is calculated as the product of (i) the daily market value of the Fund’s assets invested in BlackRock Total Return Fund and (ii) the difference between (a) the total expenses after fees waived and/or reimbursed of Class K Shares in BlackRock Total Return Fund’s most recent annual or semiannual report and (b) 0.06%, divided by the number of days in the calendar year.

Material Fund Change Expenses [Text Block]
Effective August 28, 2024, BlackRock Advisors, LLC, the Fund’s investment adviser, contractually agreed to reimburse the Fund for certain expenses associated with the Fund’s investment in the BlackRock Total Return Fund, a series of BlackRock Bond Fund, Inc. through June 30, 2026. The reimbursement amount is calculated as the product of (i) the daily market value of the Fund’s assets invested in BlackRock Total Return Fund and (ii) the difference between (a) the total expenses after fees waived and/or reimbursed of Class K Shares in BlackRock Total Return Fund’s most recent annual or semiannual report and (b) 0.06%, divided by the number of days in the calendar year.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000050830 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock 60/40 Target Allocation Fund
Class Name	Investor A Shares
Trading Symbol	BAGPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock 60/40 Target Allocation Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$49(a)	0.44%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 49	[17]
Expense Ratio, Percent	0.44%	[17]
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended September 30, 2024, the Fund's Investor A Shares returned 23.41%
  For the same period, the MSCI All Country World Index returned 31.76% and the secondary performance benchmark, a blend of MSCI ACWI Index (42%)/MSCI USA Index (18%)/Bloomberg U.S. Universal Index (40%), returned 24.31%.
What contributed to performance?
Allocations to U.S. large-cap stocks, the U.S. quality factor, large-cap sustainable stocks, the U.S. large-cap growth factor, and international developed-market equities made the largest contributions.
What detracted from performance?
Allocations to U.S. mid-cap stocks, inflation-linked U.S. Treasuries, a systematic high yield bond strategy, and the U.S. minimum volatility factor detracted in the time they were held in the Fund.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 1, 2014 through September 30, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	23.41%	8.36%	7.00%
Investor A Shares (with sales charge)	16.93	7.20	6.43
MSCI All Country World Index	31.76	12.19	9.39
MSCI ACWI Index (42%)/MSCI USA Index (18%)/Bloomberg U.S. Universal Index (40%)	24.31	8.42	7.29

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Aug. 28, 2024
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,678,880,271
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	104.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,678,880,271
Number of Portfolio Holdings	21
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	104%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2024)
Portfolio composition
Investment Type	Percent of Total Investments
Equity Funds	59.6%
Fixed-Income Funds	37.1%
Short-Term Securities	3.3%
Ten largest holdings
Security	Percent of Total Investments(a)
iShares Core S&P 500 ETF	20.1%
BlackRock Total Return Fund, Class K	14.4%
iShares Core Total USD Bond Market ETF	10.4%
iShares S&P 500 Growth ETF	9.6%
iShares MSCI U.S.A. Quality Factor ETF	9.4%
BlackRock U.S. Equity Factor Rotation ETF	9.1%
iShares MSCI EAFE Value ETF	7.7%
BlackRock Strategic Income Opportunities Portfolio, Class K	7.6%
BlackRock U.S. Mortgage Portfolio, Institutional Class	6.4%
iShares S&P 500 Value ETF	5.3%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
iShares Core S&P 500 ETF	20.1%
BlackRock Total Return Fund, Class K	14.4%
iShares Core Total USD Bond Market ETF	10.4%
iShares S&P 500 Growth ETF	9.6%
iShares MSCI U.S.A. Quality Factor ETF	9.4%
BlackRock U.S. Equity Factor Rotation ETF	9.1%
iShares MSCI EAFE Value ETF	7.7%
BlackRock Strategic Income Opportunities Portfolio, Class K	7.6%
BlackRock U.S. Mortgage Portfolio, Institutional Class	6.4%
iShares S&P 500 Value ETF	5.3%
(a)	Excludes short-term securities.

Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after September 30, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective August 28, 2024, BlackRock Advisors, LLC, the Fund’s investment adviser, contractually agreed to reimburse the Fund for certain expenses associated with the Fund’s investment in the BlackRock Total Return Fund, a series of BlackRock Bond Fund, Inc. through June 30, 2026. The reimbursement amount is calculated as the product of (i) the daily market value of the Fund’s assets invested in BlackRock Total Return Fund and (ii) the difference between (a) the total expenses after fees waived and/or reimbursed of Class K Shares in BlackRock Total Return Fund’s most recent annual or semiannual report and (b) 0.06%, divided by the number of days in the calendar year.

Material Fund Change Expenses [Text Block]
Effective August 28, 2024, BlackRock Advisors, LLC, the Fund’s investment adviser, contractually agreed to reimburse the Fund for certain expenses associated with the Fund’s investment in the BlackRock Total Return Fund, a series of BlackRock Bond Fund, Inc. through June 30, 2026. The reimbursement amount is calculated as the product of (i) the daily market value of the Fund’s assets invested in BlackRock Total Return Fund and (ii) the difference between (a) the total expenses after fees waived and/or reimbursed of Class K Shares in BlackRock Total Return Fund’s most recent annual or semiannual report and (b) 0.06%, divided by the number of days in the calendar year.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000050831 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock 60/40 Target Allocation Fund
Class Name	Investor C Shares
Trading Symbol	BCGPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock 60/40 Target Allocation Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$131(a)	1.18%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 131	[18]
Expense Ratio, Percent	1.18%	[18]
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended September 30, 2024, the Fund's Investor C Shares returned 22.44%
  For the same period, the MSCI All Country World Index returned 31.76% and the secondary performance benchmark, a blend of MSCI ACWI Index (42%)/MSCI USA Index (18%)/Bloomberg U.S. Universal Index (40%), returned 24.31%.
What contributed to performance?
Allocations to U.S. large-cap stocks, the U.S. quality factor, large-cap sustainable stocks, the U.S. large-cap growth factor, and international developed-market equities made the largest contributions.
What detracted from performance?
Allocations to U.S. mid-cap stocks, inflation-linked U.S. Treasuries, a systematic high yield bond strategy, and the U.S. minimum volatility factor detracted in the time they were held in the Fund.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 1, 2014 through September 30, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	22.44%	7.56%	6.37%
Investor C Shares (with sales charge)	21.44	7.56	6.37
MSCI All Country World Index	31.76	12.19	9.39
MSCI ACWI Index (42%)/MSCI USA Index (18%)/Bloomberg U.S. Universal Index (40%)	24.31	8.42	7.29

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Aug. 28, 2024
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,678,880,271
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	104.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,678,880,271
Number of Portfolio Holdings	21
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	104%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2024)
Portfolio composition
Investment Type	Percent of Total Investments
Equity Funds	59.6%
Fixed-Income Funds	37.1%
Short-Term Securities	3.3%
Ten largest holdings
Security	Percent of Total Investments(a)
iShares Core S&P 500 ETF	20.1%
BlackRock Total Return Fund, Class K	14.4%
iShares Core Total USD Bond Market ETF	10.4%
iShares S&P 500 Growth ETF	9.6%
iShares MSCI U.S.A. Quality Factor ETF	9.4%
BlackRock U.S. Equity Factor Rotation ETF	9.1%
iShares MSCI EAFE Value ETF	7.7%
BlackRock Strategic Income Opportunities Portfolio, Class K	7.6%
BlackRock U.S. Mortgage Portfolio, Institutional Class	6.4%
iShares S&P 500 Value ETF	5.3%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
iShares Core S&P 500 ETF	20.1%
BlackRock Total Return Fund, Class K	14.4%
iShares Core Total USD Bond Market ETF	10.4%
iShares S&P 500 Growth ETF	9.6%
iShares MSCI U.S.A. Quality Factor ETF	9.4%
BlackRock U.S. Equity Factor Rotation ETF	9.1%
iShares MSCI EAFE Value ETF	7.7%
BlackRock Strategic Income Opportunities Portfolio, Class K	7.6%
BlackRock U.S. Mortgage Portfolio, Institutional Class	6.4%
iShares S&P 500 Value ETF	5.3%
(a)	Excludes short-term securities.

Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after September 30, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective August 28, 2024, BlackRock Advisors, LLC, the Fund’s investment adviser, contractually agreed to reimburse the Fund for certain expenses associated with the Fund’s investment in the BlackRock Total Return Fund, a series of BlackRock Bond Fund, Inc. through June 30, 2026. The reimbursement amount is calculated as the product of (i) the daily market value of the Fund’s assets invested in BlackRock Total Return Fund and (ii) the difference between (a) the total expenses after fees waived and/or reimbursed of Class K Shares in BlackRock Total Return Fund’s most recent annual or semiannual report and (b) 0.06%, divided by the number of days in the calendar year.

Material Fund Change Expenses [Text Block]
Effective August 28, 2024, BlackRock Advisors, LLC, the Fund’s investment adviser, contractually agreed to reimburse the Fund for certain expenses associated with the Fund’s investment in the BlackRock Total Return Fund, a series of BlackRock Bond Fund, Inc. through June 30, 2026. The reimbursement amount is calculated as the product of (i) the daily market value of the Fund’s assets invested in BlackRock Total Return Fund and (ii) the difference between (a) the total expenses after fees waived and/or reimbursed of Class K Shares in BlackRock Total Return Fund’s most recent annual or semiannual report and (b) 0.06%, divided by the number of days in the calendar year.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000166013 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock 60/40 Target Allocation Fund
Class Name	Class K Shares
Trading Symbol	BKGPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock 60/40 Target Allocation Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$9(a)	0.08%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 9	[19]
Expense Ratio, Percent	0.08%	[19]
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended September 30, 2024, the Fund's Class K Shares returned 23.84%
  For the same period, the MSCI All Country World Index returned 31.76% and the secondary performance benchmark, a blend of MSCI ACWI Index (42%)/MSCI USA Index (18%)/Bloomberg U.S. Universal Index (40%), returned 24.31%.
What contributed to performance?
Allocations to U.S. large-cap stocks, the U.S. quality factor, large-cap sustainable stocks, the U.S. large-cap growth factor, and international developed-market equities made the largest contributions.
What detracted from performance?
Allocations to U.S. mid-cap stocks, inflation-linked U.S. Treasuries, a systematic high yield bond strategy, and the U.S. minimum volatility factor detracted in the time they were held in the Fund.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 1, 2014 through September 30, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	23.84%	8.75%	7.39%
MSCI All Country World Index	31.76	12.19	9.39
MSCI ACWI Index (42%)/MSCI USA Index (18%)/Bloomberg U.S. Universal Index (40%)	24.31	8.42	7.29

Performance Inception Date	Mar. 28, 2016
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Aug. 28, 2024
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,678,880,271
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	104.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,678,880,271
Number of Portfolio Holdings	21
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	104%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2024)
Portfolio composition
Investment Type	Percent of Total Investments
Equity Funds	59.6%
Fixed-Income Funds	37.1%
Short-Term Securities	3.3%
Ten largest holdings
Security	Percent of Total Investments(a)
iShares Core S&P 500 ETF	20.1%
BlackRock Total Return Fund, Class K	14.4%
iShares Core Total USD Bond Market ETF	10.4%
iShares S&P 500 Growth ETF	9.6%
iShares MSCI U.S.A. Quality Factor ETF	9.4%
BlackRock U.S. Equity Factor Rotation ETF	9.1%
iShares MSCI EAFE Value ETF	7.7%
BlackRock Strategic Income Opportunities Portfolio, Class K	7.6%
BlackRock U.S. Mortgage Portfolio, Institutional Class	6.4%
iShares S&P 500 Value ETF	5.3%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
iShares Core S&P 500 ETF	20.1%
BlackRock Total Return Fund, Class K	14.4%
iShares Core Total USD Bond Market ETF	10.4%
iShares S&P 500 Growth ETF	9.6%
iShares MSCI U.S.A. Quality Factor ETF	9.4%
BlackRock U.S. Equity Factor Rotation ETF	9.1%
iShares MSCI EAFE Value ETF	7.7%
BlackRock Strategic Income Opportunities Portfolio, Class K	7.6%
BlackRock U.S. Mortgage Portfolio, Institutional Class	6.4%
iShares S&P 500 Value ETF	5.3%
(a)	Excludes short-term securities.

Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after September 30, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective August 28, 2024, BlackRock Advisors, LLC, the Fund’s investment adviser, contractually agreed to reimburse the Fund for certain expenses associated with the Fund’s investment in the BlackRock Total Return Fund, a series of BlackRock Bond Fund, Inc. through June 30, 2026. The reimbursement amount is calculated as the product of (i) the daily market value of the Fund’s assets invested in BlackRock Total Return Fund and (ii) the difference between (a) the total expenses after fees waived and/or reimbursed of Class K Shares in BlackRock Total Return Fund’s most recent annual or semiannual report and (b) 0.06%, divided by the number of days in the calendar year.

Material Fund Change Expenses [Text Block]
Effective August 28, 2024, BlackRock Advisors, LLC, the Fund’s investment adviser, contractually agreed to reimburse the Fund for certain expenses associated with the Fund’s investment in the BlackRock Total Return Fund, a series of BlackRock Bond Fund, Inc. through June 30, 2026. The reimbursement amount is calculated as the product of (i) the daily market value of the Fund’s assets invested in BlackRock Total Return Fund and (ii) the difference between (a) the total expenses after fees waived and/or reimbursed of Class K Shares in BlackRock Total Return Fund’s most recent annual or semiannual report and (b) 0.06%, divided by the number of days in the calendar year.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000050832 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock 60/40 Target Allocation Fund
Class Name	Class R Shares
Trading Symbol	BRGPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock 60/40 Target Allocation Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$69(a)	0.62%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 69	[20]
Expense Ratio, Percent	0.62%	[20]
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended September 30, 2024, the Fund's Class R Shares returned 23.19%
  For the same period, the MSCI All Country World Index returned 31.76% and the secondary performance benchmark, a blend of MSCI ACWI Index (42%)/MSCI USA Index (18%)/Bloomberg U.S. Universal Index (40%), returned 24.31%.
What contributed to performance?
Allocations to U.S. large-cap stocks, the U.S. quality factor, large-cap sustainable stocks, the U.S. large-cap growth factor, and international developed-market equities made the largest contributions.
What detracted from performance?
Allocations to U.S. mid-cap stocks, inflation-linked U.S. Treasuries, a systematic high yield bond strategy, and the U.S. minimum volatility factor detracted in the time they were held in the Fund.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 1, 2014 through September 30, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	23.19%	8.17%	6.80%
MSCI All Country World Index	31.76	12.19	9.39
MSCI ACWI Index (42%)/MSCI USA Index (18%)/Bloomberg U.S. Universal Index (40%)	24.31	8.42	7.29

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Aug. 28, 2024
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,678,880,271
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	104.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,678,880,271
Number of Portfolio Holdings	21
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	104%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2024)
Portfolio composition
Investment Type	Percent of Total Investments
Equity Funds	59.6%
Fixed-Income Funds	37.1%
Short-Term Securities	3.3%
Ten largest holdings
Security	Percent of Total Investments(a)
iShares Core S&P 500 ETF	20.1%
BlackRock Total Return Fund, Class K	14.4%
iShares Core Total USD Bond Market ETF	10.4%
iShares S&P 500 Growth ETF	9.6%
iShares MSCI U.S.A. Quality Factor ETF	9.4%
BlackRock U.S. Equity Factor Rotation ETF	9.1%
iShares MSCI EAFE Value ETF	7.7%
BlackRock Strategic Income Opportunities Portfolio, Class K	7.6%
BlackRock U.S. Mortgage Portfolio, Institutional Class	6.4%
iShares S&P 500 Value ETF	5.3%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
iShares Core S&P 500 ETF	20.1%
BlackRock Total Return Fund, Class K	14.4%
iShares Core Total USD Bond Market ETF	10.4%
iShares S&P 500 Growth ETF	9.6%
iShares MSCI U.S.A. Quality Factor ETF	9.4%
BlackRock U.S. Equity Factor Rotation ETF	9.1%
iShares MSCI EAFE Value ETF	7.7%
BlackRock Strategic Income Opportunities Portfolio, Class K	7.6%
BlackRock U.S. Mortgage Portfolio, Institutional Class	6.4%
iShares S&P 500 Value ETF	5.3%
(a)	Excludes short-term securities.

Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after September 30, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective August 28, 2024, BlackRock Advisors, LLC, the Fund’s investment adviser, contractually agreed to reimburse the Fund for certain expenses associated with the Fund’s investment in the BlackRock Total Return Fund, a series of BlackRock Bond Fund, Inc. through June 30, 2026. The reimbursement amount is calculated as the product of (i) the daily market value of the Fund’s assets invested in BlackRock Total Return Fund and (ii) the difference between (a) the total expenses after fees waived and/or reimbursed of Class K Shares in BlackRock Total Return Fund’s most recent annual or semiannual report and (b) 0.06%, divided by the number of days in the calendar year.

Material Fund Change Expenses [Text Block]
Effective August 28, 2024, BlackRock Advisors, LLC, the Fund’s investment adviser, contractually agreed to reimburse the Fund for certain expenses associated with the Fund’s investment in the BlackRock Total Return Fund, a series of BlackRock Bond Fund, Inc. through June 30, 2026. The reimbursement amount is calculated as the product of (i) the daily market value of the Fund’s assets invested in BlackRock Total Return Fund and (ii) the difference between (a) the total expenses after fees waived and/or reimbursed of Class K Shares in BlackRock Total Return Fund’s most recent annual or semiannual report and (b) 0.06%, divided by the number of days in the calendar year.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports

[1]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[2]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[3]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[4]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[5]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[6]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[7]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[8]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[9]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[10]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[11]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[12]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[13]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[14]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[15]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[16]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[17]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[18]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[19]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[20]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.